CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Q3) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current assets:
Accounts receivable, allowance for doubtful accounts	$ 19,400	$ 18,700
Property, plant and equipment, accumulated depreciation	$ 188,500	$ 146,079
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	198,130,973	150,552,360
Treasury stock (in shares)	2,120,112	1,897,454